Accounts Payable (Details) - Related party [Member]	Jun. 30, 2026 USD ($)
John O'Hara [Member]
Accounts Payable (Details) [Line Items]
Accounts payable to Board Members	$ 4,680
WISeCoin AG [Member]
Accounts Payable (Details) [Line Items]
Accounts payable to other related parties	340,097
WISeKey SA [Member]
Accounts Payable (Details) [Line Items]
Accounts payable to other related parties	256,178
Carlos Moreira [Member]
Accounts Payable (Details) [Line Items]
Accounts payable to other related parties	139,051
David Fergusson [Member]
Accounts Payable (Details) [Line Items]
Accounts payable to other related parties	$ 5,158